SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Derivative liabilities		$ 164,834	$ 1,617,774
Preferred Stock Series A [Member]
Derivative liabilities	$ 209,338	164,834	1,617,774
Total liabilities measured at fair value	$ 209,338	$ 164,834	$ 1,617,774